Revenue - Summary of Changes in Deferred Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	$ 1,569	$ 1,564
Increase in deferred revenue	448	403
Recognised as revenue	(405)	(402)
Exchange and other adjustments	1	4
Deferred revenue ending balance	1,613	1,569
Current	617	452
Non-current	996	1,117
Deferred revenue	1,613	1,569
Loyalty programme [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	1,245	1,233
Increase in deferred revenue	384	344
Recognised as revenue	(337)	(332)
Deferred revenue ending balance	1,292	1,245
Current	535	376
Non-current	757	869
Deferred revenue	1,292	1,245
Other co-brand fees [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	55	66
Recognised as revenue	(11)	(11)
Deferred revenue ending balance	44	55
Current	11	11
Non-current	33	44
Deferred revenue	44	55
Application & re-licensing fees [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	166	172
Increase in deferred revenue	19	14
Recognised as revenue	(22)	(20)
Deferred revenue ending balance	163	166
Current	21	22
Non-current	142	144
Deferred revenue	163	166
Other [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	103	93
Increase in deferred revenue	45	45
Recognised as revenue	(35)	(39)
Exchange and other adjustments	1	4
Deferred revenue ending balance	114	103
Current	50	43
Non-current	64	60
Deferred revenue	$ 114	$ 103